SEGMENT AND GEOGRAPHIC INFORMATION - Reportable Segments (Details) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) segment	Jun. 30, 2017 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Disclosure of operating segments [abstract]
Revenue from contracts with customers	$ 39,184	$ 33,330
Intersegment sales	0	0
Operating income	3,930	2,966
Depreciation and amortization	1,423	1,331
Impairment	86	46
Capital expenditures	1,368	1,146
Operating income	3,930	2,966
Income from investments in associates, joint ventures and other investments	242	206
Financing costs - net (note 8 and note 9)	(887)	(353)
Income before taxes	3,285	2,819
Income tax expense (note 7)	(184)	(480)
Net income (including non-controlling interests)	3,101	2,339
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Revenue from contracts with customers	10,057	9,040
Operating income	968	774
Depreciation and amortization	263	256
Impairment	0	0
Capital expenditures	270	187
Operating income	968	774
Operating segments | Brazil
Disclosure of operating segments [abstract]
Revenue from contracts with customers	3,553	3,045
Operating income	584	303
Depreciation and amortization	143	144
Impairment	86	0
Capital expenditures	83	112
Operating income	584	303
Operating segments | Europe
Disclosure of operating segments [abstract]
Revenue from contracts with customers	21,056	17,192
Operating income	1,433	1,288
Depreciation and amortization	610	563
Impairment	0	0
Capital expenditures	539	500
Operating income	1,433	1,288
Operating segments | ACIS
Disclosure of operating segments [abstract]
Revenue from contracts with customers	3,944	3,472
Operating income	602	167
Depreciation and amortization	158	152
Impairment	0	46
Capital expenditures	234	148
Operating income	602	167
Operating segments | Mining
Disclosure of operating segments [abstract]
Revenue from contracts with customers	525	548
Operating income	440	594
Depreciation and amortization	214	205
Impairment	0	0
Capital expenditures	226	184
Operating income	440	594
Other
Disclosure of operating segments [abstract]
Revenue from contracts with customers	49	33
Operating income	(120)	(134)
Depreciation and amortization	35	11
Impairment	0	0
Capital expenditures	16	17
Operating income	(120)	(134)
Intersegment sales
Disclosure of operating segments [abstract]
Revenue from contracts with customers	0	0
Intersegment sales	(2,750)	(2,473)
Operating income	23	(26)
Depreciation and amortization	0	0
Impairment	0	0
Capital expenditures	0	(2)
Operating income	23	(26)
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Intersegment sales	51	25
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Intersegment sales	626	399
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Intersegment sales	112	210
Intersegment sales | ACIS
Disclosure of operating segments [abstract]
Intersegment sales	265	169
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Intersegment sales	1,564	1,497
Other and Intersegment sales
Disclosure of operating segments [abstract]
Intersegment sales	$ 132	$ 173